Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Allowances against the net deferred tax assets	$ 21,166,300	$ 13,831,000
Net operating loss carryforwards	14,502,000	9,478,000
Total deferred tax assets	$ 21,166,300	13,831,000
U.S federal and state net operating losses expiration	2028 to 2035
Ownership change description

In general, an “ownership change” results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups.

Tax benefit measured and recognized at the largest amount	Greater than 50 percent
Mab Vax [Member]
Income Taxes [Line Items]
Net operating loss carryforwards		1,588,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 35,788,000
Research and development credit carryforwards	$ 36,375,000	4,457,000
Research credit carryforward expiration period	2030 through 2034
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 36,021,000
Research and development credit carryforwards	$ 36,616,000	$ 6,045,000